AMERICAN BEACON FUNDS

— AMR ClassSM —	— PlanAhead Class ® —
— Institutional Class —	— Service Class —
SUPPLEMENT DATED SEPTEMBER 16, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2008
AS SUPPLEMENTED ON MAY 2, 2008 AND MAY 23, 2008

On April 16, 2008, AMR Corporation (“AMR”), the parent corporation of American Beacon Advisors, Inc. (the “Manager”), the manager of the American Beacon Funds (the “Trust”), agreed to sell the Manager to Lighthouse Holdings, Inc. (“Lighthouse”), which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. (the “Sale”). The Sale closed on September 12, 2008 (“Closing Date”).
New Trustees. At a Special Meeting held on August 22, 2008, each Trust’s shareholders re-elected the five current Trustees — Alan D. Feld, W. Humphrey Bogart, Brenda A. Cline, Richard A. Massman and R. Gerald Turner, and elected as Trustees three new Trustees — Thomas M. Dunning, Eugene J. Duffy and Paul J. Zucconi. As such, the following disclosure replaces the corresponding section of the Statement of Additional Information (“SAI”) under Trustees and Officers of the Trust and the Master Trust:

Position, Term of
Office and Length
of Time Served
Name, Age and Address	with Each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEE

Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (71)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present); Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University ; Member, Board of Visitors, M.D. Anderson Hospital; Board of Visitors, Zale/Lipshy Hospital; Trustee, American Beacon Mileage Funds (1996-Present); Trustee, American Beacon Select Funds (1999-Present).

NON-INTERESTED TRUSTEES

Term
Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (64)	Trustee since 2004	Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Brenda A. Cline, CPA (47)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Select Funds (2004-Present).

Richard A. Massman (64)	Trustee since 2004 Chairman since 2008	Senior Vice President and General Counsel, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (1994-Present). Chairman (2007-Present) and Director (2005-Present), The Dallas Opera Foundation; Chairman (2006-Present) and Director (2005-Present), Temple Emanu-El Foundation; Trustee, Presbyterian Hospital Foundation (2006-Present); Trustee, American Beacon Mileage Funds (2004-Present);

Position, Term of
Office and Length
of Time Served
Name, Age and Address	with Each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
Trustee, American Beacon Select Funds (2004-Present).

R. Gerald Turner (62)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics); Trustee, American Beacon Mileage Funds (2001-Present); Trustee, American Beacon Select Funds (2001-Present).

Thomas M. Dunning (65)	Trustee since 2008	Consultant, (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC (2007-Present); Advisory Director, Comerica Texas (1987-Present); Immediate Past Chairman (2008-2010) and Board Member (2003-Present), Dallas Citizens Council; Director, Baylor Health Care System Foundation (2007-Present); State Vice Chair, State Fair of Texas (1987-Present); Board Member, Southwestern Medical Foundation (1994-Present); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present).

Eugene J. Duffy (53)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Chairman, Special Contributions Fund Board of Trustees, National Association for the Advancement of Colored People (2007-Present); Trustee, National Association for the Advancement of Colored People (2000-Present); Board of Visitors, Emory University (2006-Present); Trustee, Atlanta Botanical Garden (2006-Present); Board Member, Willie L. Brown Jr. Institute on Politics and Public Service (2001-Present); Chair, National Association of Securities Professional (2000-2002); Deputy Chief Administrative Officer, City of Atlanta (1985-1990); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present).

Paul J. Zucconi, CPA (67)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products and sponge) (2002- Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, National Kidney Foundation of North Texas (2003-Present); Director, Dallas Chapter of National Association of Corporate Directors (2004-Present); Partner, KPMG (1976-2001); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present).

OFFICERS

Term
One Year

William F. Quinn (60)	President since 2008

Executive Vice President from 2007 to 2008

President of Trust from 1987 to 2007 and Master Trust from 1995 to 2007

	Trustee of Trust from 1987 to 2008 and Master Trust from 1995 to 2007	Chairman (2006-Present), CEO (2006-2007), President (1986-2006), and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-Present); Director, Crescent Real Estate Equities, Inc. (1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member, Southern Methodist University Cox School of Business Advisory Board (1999-2002); Member , New York Stock Exchange Pension Managers Advisory Committee (1997-1998, 2000-2002, 2006-Present); Vice Chairman (2004-2007) and Chairman (2007-Present), Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee (1995-2008) and President (1995-2007, 2008-Present), American Beacon Mileage Funds; Trustee (1999-2008) and President (1999-2007, 2008-Present), American Beacon Select Funds; Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds, plc (2007-Present).

Rosemary K. Behan (49)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Attorney, Enforcement Division, Securities and

Position, Term of
Office and Length
of Time Served
Name, Age and Address	with Each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
Exchange Commission (1995 — 2004).

Brian E. Brett (47)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment advisor) (1996-2004).

Wyatt L. Crumpler (41)	VP since 2007	Vice President, Trust Investments, American Beacon Advisors, Inc. (2007-Present); Managing Director of Corporate Accounting, (2004-2007) and Director of IT Strategy and Finance (2001-2004), American Airlines, Inc.

Michael W. Fields (54)	VP of Trust since 1989 and Master Trust since 1995	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-Present).

Rebecca L. Harris (41)	Treasurer since 1995	Vice President, Finance, American Beacon Advisors, Inc. (1995-Present).

Christina E. Sears (36)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present) and Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

**	Mr. Feld is deemed to be an “interested person” of the Trust and Master Trust, as defined by the 1940 Act. Mr. Feld’s law firm, Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager and one or more of the Trust’s sub-advisors.
The following two sentences hereby replace the first sentence of the first paragraph on page 13 of the SAI (in the section titled Trustees and Officers of the Trust and the Master Trust):
The Trust has an Audit and Compliance Committee (“Audit Committee”), consisting of Ms. Cline (Chair) and Messrs. Zucconi and Dunning. Mr. Massman, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity.
The following two sentences hereby replace the first sentence of the second paragraph on page 13 of the SAI (in the section titled Trustees and Officers of the Trust and the Master Trust):
The Trust has a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld (Chair) and Turner. Mr. Massman, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity.
The following two sentences hereby replace the first sentence of the third paragraph on page 13 of the SAI (in the section titled Trustees and Officers of the Trust and the Master Trust):
The Trust has an Investment Committee that is comprised of Messrs. Bogart (Chair) and Duffy. Mr. Massman, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity.
The following hereby replaces the corresponding tables on page 14 of the SAI:

INTERESTED
Feld
Balanced	None
Emerging Markets	None
Enhanced Income	None
High Yield Bond	None
Intermediate Bond	None
International Equity	None
International Equity Index	None

INTERESTED
Feld
Large Cap Growth	None
Large Cap Value	None
Mid-Cap Value	None
Money Market	None
S&P 500 Index	None
Short-Term Bond	None
Small Cap Index	None
Small Cap Value	None
Small Cap Value Opportunity	None
Treasury Inflation Protected Secs.	None
U.S. Gov’t Money Market	Over $100,000

Trust on an Aggregate Basis	Over $100,000
Aggregate Dollar Range of Equity Securities in all Trusts (23 Funds)	Over $100,000

NON-INTERESTED
	Bogart	Cline	Massman	Turner	Dunning	Duffy	Zucconi
Balanced	None	None	$10,001-$50,000	None	None	None	None
Emerging Markets	None	None	None	None	None	None	None
Enhanced Income	None	None	None	None	None	None	None
High Yield Bond	None	None	None	None	None	None	None
Intermediate Bond	None	None	None	None	None	None	None
International Equity	None	$50,001-$100,000	$50,001-$100,000	None	None	None	None
International Equity Index	None	None	None	None	None	None	None
Large Cap Growth	None	None	None	None	None	None	None
Large Cap Value	None	None	None	None	None	None	None
Mid-Cap Value	None	None	None	$10,001-$50,000	None	None	None
Money Market	Over $100,000	None	None	None	None	None	None
S&P 500 Index	None	None	None	None	None	None	None
Short-Term Bond	None	None	None	None	None	None	None
Small Cap Index	None	None	None	None	None	None	None
Small Cap Value	$10,001-$50,000	$1-$10,000	$10,001-$50,000	Over $100,000	None	None	None
Small Cap Value Opportunity	None	None	None	None	None	None	None
Treasury Inflation Protected Secs.	None	None	None	None	None	None	None
U.S. Gov’t Money Market	None	None	None	None	None	None	None
Trust on an Aggregate Basis	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	None	None	None
Aggregate Dollar Range of Equity Securities in all Trusts (23 Funds)	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	None	None	None
Compensation for Trustees. In connection with the Sale, the Board adopted a new compensation structure. As a result, the following disclosure replaces the corresponding disclosure on pages 14-15 of the SAI:
     As compensation for their service to the Trust, the American Beacon Mileage Funds, the American Beacon Select Funds and the Master Trust (collectively, the “Trusts”), each Trustee is compensated as follows: (1) an annual retainer of $110,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $2,500 for attendance by Board members at quarterly Board meetings, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and (c) $1,500 for attendance by Committee members at meetings of the Nominating Committee; and (3) reimbursement for reasonable expenses incurred in attending such Board and Committee meetings.
     Mr. Massman was elected as Chairman of the Board on April 15, 2008. For his service as Chairman, Mr. Massman receives an additional annual payment of $15,000. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended October 31,

2007. The table does not include Messrs. Dunning, Duffy and Zucconi, who were not trustees during the fiscal year covered by the table. The compensation amounts below include flight service charges previously paid by the Trusts to American Airlines, Inc.
Emeritus Trustee and Retirement Plan. The following replaces the corresponding disclosure on page 15 of the SAI:
     The Boards have adopted an Emeritus Trustee and Retirement Plan (“Plan”). The Plan provides that a Trustee who has served on the Boards as of June 4, 2008, and who has reached a mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. The Boards, through a majority vote, may determine to grant one or more annual exemptions to this mandatory retirement requirement. Additionally, a Trustee who has served on the Board of one or more trusts for at least five years as of June 4, 2008, may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status.
     A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of ten years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
Address Change for Distributor Foreside Fund Services, LLC. The following replaces the first sentence of the last paragraph under Investment Advisory Agreements:
Foreside Fund Services, LLC (“Foreside”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the distributor and principal underwriter of the Funds’ shares.
New Ownership of Manager. Upon the completion of the Sale, the Manager will no longer be a wholly owned subsidiary of AMR. Thus, the following replaces the first sentence under Management, Administrative and Distribution Services — The Manager:
The Manager is a wholly owned subsidiary of Lighthouse Holdings, Inc. and is paid a management fee as compensation for paying investment advisory fees and for providing the Trust and the Master Trust with advisory and asset allocation services.
New Management and Administrative Services Agreements Fee Structure: In connection with the Sale, shareholders approved the adoption of new management and administrative services agreements. Under these agreements, the aggregate fee rate paid by the Funds to the Manager for management and administrative services is the same as in effect prior to the Sale, but the allocation between management and administrative fees changed. The following disclosure is hereby inserted as the fourth full paragraph under Management, Administrative and Distribution Services:
     The management agreement provides for the Manager to receive an annualized management fee that is calculated and accrued daily, equal to the sum of: 0.20% of the net assets of the Short-Term Bond and Intermediate Bond Funds, 0.09% of the net assets of each Money Market Fund, and 0.05% of the net assets of all other Funds. Because each Master-Feeder Fund invests all of its investable assets in another portfolio, the Manager does not collect a management fee from these Funds. The Manager collects a management fee of 0.09% of the net assets of each Master Trust Portfolio. In addition, the Balanced, Emerging Markets, Enhanced Income, High Yield Bond, Intermediate Bond, International Equity, Large Cap Growth, Large Cap Value, Mid-Cap Value,

Small Cap Value, Small Cap Value Opportunity, and Treasury Inflation Protected Securities Funds pay the Manager the amounts due to their respective sub-advisors. The Manager then remits these amounts to the sub-advisors.
Securities Lending Administration and Oversight. The ninth full paragraph under Management, Administrative and Distribution Services is hereby replaced with the following:
     The Manager also may receive up to 25% of the net monthly income generated from the Funds’ securities lending activities as compensation for administrative and oversight functions with respect to securities lending of all of the Funds, except for the Index Funds. Currently, the Manager receives 10% of such income. Fees received by the Manager from securities lending for the fiscal years ended October 31 were approximately as follows: 2005, $650,000; 2006, $673,000; and 2007, $1,091,684. The Money Market Portfolios and the TIPS Fund do not engage in securities lending, so the Manager received no related compensation for the fiscal years ended December 31, 2005, 2006, and 2007. The SEC has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.
Portfolio Manager Compensation. The Manager has changed its compensation structure for its portfolio managers. The following text explains the Manager’s new compensation structure. As such, the following disclosure replaces the corresponding section of the SAI under Portfolio Managers — Compensation:
The Manager Compensation of the Manager’s Portfolio Managers is comprised of base salary, annual cash bonus, and stock options to purchase shares of stock in the parent corporation of the Manager’s parent company. Each Portfolio Manager’s base annual salary is fixed. The Manager determines base salary based upon comparison to industry salary data. In addition, all Portfolio Managers participate in the Manager’s annual cash bonus plan. The amount of the total bonus pool is based upon several factors including (i) profitability of the Manager, (ii) return on equity of the Manager, and (iii) the relative investment performance of separate account assets managed for affiliates of the Manager. Each Portfolio Manager has a target bonus award expressed as a percentage of base salary, which is determined by the Portfolio Manager’s level of responsibility. Portfolio Managers are encouraged to pursue a low-volatility management approach that will provide above average returns with below average volatility. Bonus awards reflect their success in achieving this goal and other individual performance goals. Additionally, the Portfolio Managers participate in the Manager’s stock option plan. Participation in this plan is offered to all personnel of the Manager.

AMERICAN BEACON FUNDS

Institutional Class	PlanAhead Class	AMR Class
Supplement Dated September 16, 2008
To the Prospectuses dated March 1, 2008
As Supplemented September 4, 2008, May 23, 2008 and April 18, 2008
Service Class
Supplement Dated September 16, 2008
To the Prospectus dated March 1, 2008
As Supplemented September 4, 2008 and April 18, 2008

On April 16, 2008, AMR Corporation (“AMR”), the parent corporation of American Beacon Advisors, Inc. (the “Manager”), the manager of the American Beacon Funds (the “Trust”), agreed to sell the Manager to Lighthouse Holdings, Inc. (“Lighthouse”), which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. (the “Sale”). The Sale closed on September 12, 2008 (“Closing Date”).
New Management and Administrative Services Agreements. The Sale will result in a change of control of the Manager and the termination of the Trust’s management and investment advisory agreements (collectively, the “Old Agreements”). On May 21, May 22 and June 4, 2008, the Board considered and approved, subject to shareholder approval, a new management agreement between the Trust and the Manager (“New Advisory Agreement”) and new investment advisory agreements between the Manager and each sub-advisor to the Trust (“New Sub-Advisory Agreements”). Under the New Advisory Agreement, the Manager will provide the same investment advisory services to the Trust on substantially the same terms as under the Old Agreements. Under the New Sub-Advisory Agreements, the sub-advisors will provide the same investment advisory services to the Trust on substantially the same terms as under the Old Agreements. A discussion of the Board’s consideration and approval of the New Advisory Agreement between the Trust and the Manager and the New Sub-Advisory Agreements between the sub-advisors and the Manager will be available in the semi-annual report dated June 30, 2008 for the S&P 500 Index, Small Cap Index, International Equity Index, Treasury Inflation Protected Securities, Money Market, and U.S. Government Money Market Funds and will be available in the annual report dated October 31, 2008 for all other Funds.
At a Special Shareholder Meeting held on August 22, 2008, shareholders of each fund except the American Beacon Large Cap Value Fund and American Beacon Small Cap Value Fund approved the New Advisory Agreement. At a Special Meeting held on September 9, 2008, shareholders of the American Beacon Large Cap Value Fund and American Beacon Small Cap Value Fund approved the New Advisory Agreement. The New Advisory Agreement will be effective as of the Closing Date.
In addition, as part of updating and modernizing the Old Agreements, the primary administrative services provided by the Manager to the Trust, the American Beacon Mileage Funds, the American Beacon Select Funds, and the American Beacon Master Trust have been transferred to one single Administrative Services Agreement (“New Administrative Services Agreement”). The New Administrative Services Agreement will become effective as of the Closing Date.
The third through fifth paragraphs are hereby deleted from each prospectus under The Manager.
New Ownership of the Manager. Upon the completion of the Sale, the Manager will no longer be a wholly-owned subsidiary of AMR. Thus, the following disclosure replaces the first sentence under Overview:

1

The American Beacon Funds (the “Funds”) are managed by American Beacon Advisors, Inc. (the “Manager”), a wholly-owned subsidiary of Lighthouse Holdings, Inc.
Additionally, the following sentence replaces the second sentence in the Prospectus under The Manager:
The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly-owned subsidiary of Lighthouse Holdings, Inc.
Service Marks. As a result of the Sale, certain marks that did not already belong to the Manager have been assigned to the Manager. Thus, the following disclosure replaces the corresponding disclosure on the back cover of the Prospectuses:
     Institutional Class Prospectus
American Beacon is a registered service mark of American Beacon Advisors, Inc. The American Beacon Funds, American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon Treasury Inflation Protected Securities Fund, American Beacon Small Cap Value Fund, American Beacon Small Cap Value Opportunity Fund, American Beacon Money Market Fund, American Beacon Small Cap Index Fund, and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc.
     PlanAhead Class Prospectus
American Beacon and PlanAhead Class are registered service marks of American Beacon Advisors, Inc. The American Beacon Funds, American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon Small Cap Value Opportunity Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon High Yield Bond Fund, American Beacon Enhanced Income Fund, American Beacon Short-Term Bond Fund, American Beacon Small Cap Value Fund, American Beacon Money Market Fund, and American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc.
     AMR Class Prospectus
American Beacon is a registered service mark of American Beacon Advisors, Inc. The American Beacon Funds, American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Large Cap Growth Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, American Beacon Emerging Markets Fund, American Beacon Small Cap Index Fund, American Beacon International Equity Index Fund, American Beacon High Yield Bond Fund, American Beacon Intermediate Bond Fund, American Beacon Short-Term Bond Fund, American Beacon Treasury Inflation Protected Securities Fund, and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

2

     Service Class Prospectus
American Beacon is a registered service mark of American Beacon Advisors, Inc. The American Beacon Funds, American Beacon Balanced Fund, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, American Beacon International Equity Fund, and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.
* * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

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SUPPLEMENT DATED SEPTEMBER 16, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2008
AS SUPPLEMENTED MAY 2, 2008

AMERICAN BEACON FUNDS Cash Management Class	AMERICAN BEACON MILEAGE FUNDS Mileage Class®

On April 16, 2008, AMR Corporation (“AMR”), the parent corporation of American Beacon Advisors, Inc. (the “Manager”), the manager of the American Beacon Funds and American Beacon Mileage Funds (the “Trusts”), agreed to sell the Manager to Lighthouse Holdings, Inc. (“Lighthouse”), which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. (the “Sale”). The Sale closed on September 12, 2008 (“Closing Date”).
New Trustees. At a Special Meeting held on August 22, 2008, each Trust’s shareholders re-elected the five current Trustees — Alan D. Feld, W. Humphrey Bogart, Brenda A. Cline, Richard A. Massman and R. Gerald Turner, and elected as Trustees three new Trustees — Thomas M. Dunning, Eugene J. Duffy and Paul J. Zucconi. As such, the following disclosure replaces the corresponding section of the Statement of Additional Information (“SAI”) under Trustees and Officers of the Trusts and the Master Trust:

Position, Term of
Office and Length
of Time Served
Name, Age and Address	with Each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
INTERESTED TRUSTEE

Term
Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (71)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present); Director, Clear Channel Communications (1984-Present); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University ; Member, Board of Visitors, M.D. Anderson Hospital; Board of Visitors, Zale/Lipshy Hospital; Trustee, American Beacon Select Funds (1999-Present).

NON-INTERESTED TRUSTEES

Term
Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (64)	Trustee since 2004	Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Select Funds (2004-Present).

Brenda A. Cline, CPA (47)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007) ; Trustee, American Beacon Select Funds (2004-Present).

Richard A. Massman (64)	Trustee since 2004 Chairman since 2008	Senior Vice President and General Counsel, Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities) (1994-Present); Chairman (2007-Present) and Director (2005-Present), The Dallas Opera Foundation; Chairman (2006-Present) and Director (2005-Present), Temple Emanu-El Foundation; Trustee, Presbyterian Hospital Foundation (2006-Present); Trustee, American Beacon Select Funds (2004— Present).

R. Gerald Turner (62)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present);

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Position, Term of
Office and Length
of Time Served
Name, Age and Address	with Each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Select Funds (2001-Present).

Thomas M. Dunning (65)	Trustee since 2008	Consultant, (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC (2007-Present); Advisory Director, Comerica Texas (1987-Present); Immediate Past Chairman (2008-2010) and Board Member (2003-Present), Dallas Citizens Council; Director, Baylor Health Care System Foundation (2007-Present); State Vice Chair, State Fair of Texas (1987-Present); Board Member, Southwestern Medical Foundation (1994-Present); Trustee, American Beacon Select Funds (2008-Present).

Eugene J. Duffy (53)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Chairman, Special Contributions Fund Board of Trustees, National Association for the Advancement of Colored People (2007-Present); Trustee, National Association for the Advancement of Colored People (2000-Present); Board of Visitors, Emory University (2006-Present); Trustee, Atlanta Botanical Garden (2006-Present); Board Member, Willie L. Brown Jr. Institute on Politics and Public Service (2001-Present); Chair, National Association of Securities Professional (2000-2002); Deputy Chief Administrative Officer, City of Atlanta (1985-1990); Trustee, American Beacon Select Funds (2008-Present).

Paul J. Zucconi, CPA (67)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products and sponge) (2002- Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, National Kidney Foundation of North Texas (2003-Present); Director, Dallas Chapter of National Association of Corporate Directors (2004-Present); Partner, KPMG (1976-2001); Trustee, American Beacon Select Funds (2008-Present).

OFFICERS

Term
One Year

William F. Quinn (60)	President since 2008

Executive Vice President from 2007 to 2008

President of Beacon Trust from 1987 to 2007 and Master and Mileage Trusts from 1995 to 2007

	Trustee of Beacon Trust from 1987 to 2008 and Master and Mileage Trusts from 1995 to 2007	Chairman (2006-Present), CEO (2006-2007), President (1986-2006), and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-Present); Director, Crescent Real Estate Equities, Inc. (1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member, Southern Methodist University Cox School of Business Advisory Board (1999-2002); Member , New York Stock Exchange Pension Managers Advisory Committee (1997-1998, 2000-2002, 2006-Present); Vice Chairman (2004-2007) and Chairman (2007-Present), Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee (1999-2008) and President (1999-2007, 2008-Present), American Beacon Select Funds; Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-Present).

Rosemary K. Behan (49)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Attorney, Enforcement Division, Securities and Exchange Commission (1995 — 2004).

Brian E. Brett (47)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment advisor) (1996-2004).

Wyatt L. Crumpler (41)	VP since 2007	Vice President, Trust Investments, American Beacon Advisors, Inc. (2007-Present); Managing Director of Corporate Accounting, (2004-2007) and Director of IT Strategy and Finance (2001-2004), American Airlines, Inc.

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Position, Term of
Office and Length
of Time Served
Name, Age and Address	with Each Trust	Principal Occupation(s) During Past 5 Years and Current Directorships
Michael W. Fields (54)	VP of Trust since 1989 and Master Trust since 1995	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-Present).

Rebecca L. Harris (41)	Treasurer since 1995	Vice President, Finance, American Beacon Advisors, Inc. (1995-Present).

Christina E. Sears (36)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present) and Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

**	Mr. Feld is deemed to be an “interested person” of the Trusts and Master Trust, as defined by the 1940 Act. Mr. Feld’s law firm, Akin, Gump, Strauss, Hauer & Feld LLP, has provided legal services within the past two fiscal years to the Manager.
The following two sentences hereby replace the first sentence of the first paragraph on page 7 of the SAI (in the section titled Trustees and Officers of the Trusts and the Master Trust):
The Trusts have an Audit and Compliance Committee (“Audit Committee”), consisting of Ms. Cline (Chair) and Messrs. Zucconi and Dunning. . Mr. Massman, as Chairman of the Trust, serves on the Audit Committee in an ex-officio capacity.
The following two sentences hereby replace the first sentence of the second paragraph on page 7 of the SAI (in the section titled Trustees and Officers of the Trusts and the Master Trust):
The Trusts have a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld (Chair) and Turner. . Mr. Massman, as Chairman of the Trust, serves on the Nominating Committee in an ex-officio capacity.
The following two sentences hereby replace the first sentence of the first full paragraph on page 8 of the SAI (in the section titled Trustees and Officers of the Trusts and the Master Trust):
The Trusts have an Investment Committee that is comprised of Messrs. Bogart (Chair) and Duffy. .. Mr. Massman, as Chairman of the Trust, serves on the Investment Committee in an ex-officio capacity.
The following hereby replace the corresponding tables on page 8 of the SAI:

INTERESTED
Feld
Money Market	None
U.S. Gov’t Money Market	Over $100,000
Beacon Trust on an Aggregate Basis	Over $100,000
Money Market Mileage	None
Mileage Trust on an Aggregate Basis	None
Aggregate Dollar Range of Equity Securities in all Trusts (23 Funds)	Over $100,000

NON-INTERESTED
	Bogart	Cline	Massman	Turner	Dunning	Duffy	Zucconi
Money Market	Over $100,000	None	None	None	None	None	None
U.S. Gov’t Money Market	None	None	None	None	None	None	None
Beacon Trust on an Aggregate Basis	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	None	None	None

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NON-INTERESTED
	Bogart	Cline	Massman	Turner	Dunning	Duffy	Zucconi
Money Market Mileage	None	None	None	None	None	None	None
Mileage Trust on an Aggregate Basis	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in all Trusts (23 Funds)	Over $100,000	$50,001-$100,000	Over $100,000	Over $100,000	None	None	None
Compensation for Trustees. In connection with the Sale, the Board adopted a new compensation structure. As a result, the following disclosure replaces the corresponding disclosure on pages 8-9 of the SAI:
     As compensation for their service to the Trusts, the American Beacon Select Funds (the “Select Funds”) and the Master Trust (collectively, the “Trusts”), each Trustee is compensated as follows: (1) an annual retainer of $110,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $2,500 for attendance by Board members at quarterly Board meetings, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and (c) $1,500 for attendance by Committee members at meetings of the Nominating Committee; and (3) reimbursement for reasonable expenses incurred in attending such Board and Committee meetings.
     Mr. Massman was elected as Chairman April 15, 2008. For his service as Chairman, Mr. Massman receives an additional annual payment of $15,000. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended October 31, 2007. The table does not include Messrs. Dunning, Duffy and Zucconi, who were not Trustees during the fiscal year covered by the table. The compensation amounts below include flight service charges previously paid by the Trusts, Master Trust and Select Funds to American Airlines, Inc.
Emeritus Trustee and Retirement Plan. The following replaces the corresponding disclosure on page 9 of the SAI:
     The Boards have adopted an Emeritus Trustee and Retirement Plan (“Plan”). The Plan provides that a Trustee who has served on the Boards as of June 4, 2008, and who has reached a mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. The Boards, through a majority vote, may determine to grant one or more annual exemptions to this mandatory retirement requirement. Additionally, a Trustee who has served on the Board of one or more Trusts for at least five years as of June 4, 2008, may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status.
     A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of ten years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.
New Ownership of the Manager. Upon the completion of the Sale, the Manager will no longer be a wholly-owned subsidiary of AMR. Thus, the following replaces the first sentence under Management, Administrative and Distribution Services:
The Manager is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and is paid a management fee as compensation for paying investment advisory fees and for providing the Trusts and the Master Trust with advisory and asset allocation services.

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New Management and Administrative Services Agreements Fee Structure: In connection with the Sale, shareholders approved the adoption of new rate paid by the Funds to the Manager for management and administrative services is the same as the aggregate fee rate in effect prior to the Sale, but the allocation between management and administrative fees changed. As a result, the following disclosure replaces the first sentence of the third paragraph on page 11 of the SAI under Management, Administrative and Distribution Services:
As compensation for providing management services, each Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.09% of its net assets.
Address Change for Distributor Foreside Fund Services, LLC. The following replaces the first sentence of the third full paragraph under Management, Administrative and Distribution Services:
Foreside Fund Services, LLC (“Foreside”), located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the distributor and principal underwriter of the Funds’ shares, and as such, receives a fee from the Manager for distributing shares of the Trusts and the Select Funds.

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AMERICAN BEACON FUNDS
Cash Management Class
SUPPLEMENT DATED SEPTEMBER 16, 2008
TO THE PROSPECTUS DATED MARCH 1, 2008
AS SUPPLEMENTED APRIL 18, 2008

On April 16, 2008, AMR Corporation (“AMR”), the parent corporation of American Beacon Advisors, Inc. (the “Manager”), the manager of the American Beacon Funds (the “Trust”), agreed to sell the Manager to Lighthouse Holdings, Inc. (“Lighthouse”), which is owned by investment funds affiliated with Pharos Capital Group, LLC and TPG Capital, L.P. (the “Sale”). The Sale closed on September 12, 2008 (“Closing Date”).
New Management and Administrative Services Agreements. The Sale resulted in a change of control of the Manager and the termination of the Trust’s management (the “Old Agreement”). On May 21, May 22 and June 4, 2008, the Board considered and approved, subject to shareholder approval, a new management agreement between the Trust and the Manager (“New Advisory Agreement”). Under the New Advisory Agreement, the Manager will provide the same investment advisory services to the Trust on substantially the same terms as under the Old Agreement. A discussion of the Board’s consideration and approval of the New Advisory Agreement is available in the semi-annual report dated June 30, 2008.
At a Special Shareholder Meeting held on August 22, 2008, shareholders of the American Beacon Money Market Fund and the American Beacon U.S. Government Money Market Fund approved the New Advisory Agreement, which will be effective as of the Closing Date.
In addition, as part of updating and modernizing the Old Agreement, the primary administrative services provided by the Manager to the Trust, the American Beacon Mileage Funds, the American Beacon Select Funds, and the American Beacon Master Trust have been transferred to one single Administrative Services Agreement (“New Administrative Services Agreement”). The New Administrative Services Agreement will become effective as of the Closing Date.
The following replaces the second sentence of the second paragraph under The Manager:
For the fiscal year ended December 31, 2007, the management fee paid by each Fund was 0.10% of its average net assets.
The third paragraph is hereby deleted from the prospectus under The Manager.
New Ownership of the Manager. Upon the completion of the Sale, the Manager will no longer be a wholly-owned subsidiary of AMR. Thus, the following replaces the first sentence under Overview:
The American Beacon Money Market Fund and the American Beacon U.S. Government Money Market Fund (the “Funds”) are managed by American Beacon Advisors, Inc. (the “Manager”), a wholly-owned subsidiary of Lighthouse Holdings, Inc.
Additionally, the following disclosure replaces the second sentence of the first paragraph under The Manager:
The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly-owned subsidiary of Lighthouse Holdings, Inc.

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Service Marks. As a result of the Sale, certain marks that did not already belong to the Manager have been assigned to the Manager. Thus, the following disclosure replaces the corresponding disclosure on the back cover of the Prospectus:
American Beacon is a registered service mark of American Beacon Advisors, Inc. The American Beacon Funds, American Beacon Money Market Fund and American Beacon U.S. Government Money Market Fund are service marks of American Beacon Advisors, Inc.
* * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE

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